SUPPLEMENTARY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SUPPLEMENTARY INFORMATION [Abstract]
Schedule of Accounts Receivable
	December 31,
	2 0 1 4	2 0 1 3
	$ in thousands

A. Accounts receivable

(1) Trade - allowance for doubtful accounts:

Balance at beginning of year	60	50
Charged to statement of operations	-	10
Balance at end of year	60	60

(2) Other receivables:

Prepaid expenses	27	23
Israeli Government departments and agencies	72	73
Other	11	24
	110	120

Schedule of Accounts Payable and Other Accruals
	December 31,
	2 0 1 4	2 0 1 3
	$ in thousands

B. Other payable:

Employees and employee institutions	43	58
Israeli Government departments and agencies	115	124
Provision for vacation and recreation pay	71	95
Provision for product warranty	91	57
Liability for commissions to agents	93	45
Warrants to issued shares	-	45
Accrued expenses and sundry	44	99
	457	523

Schedule of Credit from Banks
	% interest rate	December 31,
	as of	2 0 1 4	2 0 1 3

	December 31, 2014	$ in thousands
Short-term loans from banks:
Linked to the Dollar	2.5	183	183
		183	183

Schedule of Cost of Revenues
	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2
		$ in thousands
Industrial operations:
Materials consumed	1,635	994	1,746
Payroll and related expenses	479	503	373
Subcontracted work	278	312	244
Depreciation and amortization	2	3	3
Other production expenses	751	667	595
	3,145	2,479	2,961

Schedule of Financing Expenses, Net
	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2
		$ in thousands
Income:
Exchange differences	27	-	-
Other	2	3	2
	29	3	2
Expenses:
Interest
In respect of liability to related parties	11	6	-
In respect of credit from banks	28	35	46
Exchange differences	-	108	21
Revaluation of convertible loan and warrants	285	27	-
Warrants to issued shares compensation	-	45	-
Other	70	60	69
	394	281	136

	(365)	(278)	(134)